Note 5- Common Stock	3 Months Ended
Jun. 30, 2012
Note 5- Common Stock:
Note 5- Common Stock	Note 5— Common Stock The Company is authorized to issue 250,000,000 common shares with a par value of $0.001 and has issued 100,000,000 shares as at June 30, 2012 and December 31, 2011.